Share - Based Compensation (Tables)	12 Months Ended
Oct. 31, 2022
Share - Based Compensation
Schedule of changes in number of stock options with their weighted average exercise prices

	October 31, 2022		October 31, 2021
	Number of	Weighted Average	Number of	Weighted Average
	options	Exercise Price ($)	options	Exercise Price ($)
Balance, beginning of year	1,906,129	6.51	620,666	7.50
Granted (i)	554,122	4.99	2,058,885	6.12
Forfeited or expired	(154,669)	5.25	(448,051)	9.51
Exercised	(55,500)	5.93	(325,371)	3.73
Balance, end of year	2,250,082	6.16	1,906,129	6.51
Exercisable, end of year	1,349,450	6.19	596,666	7.55

For the year ended October 31, 2022, the Company recorded share-based compensation related to options of $2,882 (2021 - $3,282).

(i)	During the year ended October 31, 2022 the Company granted a total of 554,122 (2021 – 2,058,885) stock options to directors, officers, employees and consultants of the Company and its subsidiaries.
(ii)	Number of stock options and share award disclosures have been retrospectively restated for all periods to reflect the Share Consolidation effected on May 13, 2021 (Note 2(A)).